Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Note
3.
Recent Accounting Pronouncements

Adopted Accounting Standards

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases
(“ASU
2016
-
02”
). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement as either rental expense for operating leases and depreciation and interest expense for finance leases. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. On
January 1, 2019,
the Company adopted ASU
2016
-
02
under the modified retrospective method with the available practical expedients. As a result of adoption, on
January 1, 2019,
the Company recorded a ROU asset and related lease liability of approximately
$
1.7
million for its existing golf carts, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases (See Note
7
).

In
May 2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers
(“ASU
2014
-
09”
). ASU
2014
-
09
clarifies the principles used to recognize revenue for all entities. ASU
2014
-
09
provides a unified
five
-step model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. The new standard replaces most of the existing revenue recognition standards in U.S. GAAP. In addition, in
March 2016,
the FASB issued ASU
2016
-
08,
Revenue from Contracts with Customers (Topic
606
): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)
, which clarifies how to apply revenue recognition guidance related to whether an entity is a principal or an agent. On
January 1, 2018,
the Company adopted ASU
2014
-
09
and ASU
2016
-
08,
and all related amendments using the modified retrospective method. The adoption did not
result in an impact to the way the Company records revenue and as such did not
result in period reclassifications to or from revenue or its associated costs. As a result of the adoption, the Company separately disclosed contract assets, in our Consolidated Balance Sheets at
December 31, 2019
and
2018
and associated cash flows in our Consolidated Statements of Cash Flows for years ended
December 31, 2019
and
2018
(See Note
5
).

In
August 2016,
the FASB issued ASU
2016
-
15,

Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”
), which is intended to reduce diversity in practice in how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero
-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. ASU
2016
-
15
also provides guidance for classifying cash receipts and payments that have aspects of more than one
class of cash flows. On
January 1, 2018,
the Company adopted ASU
2016
-
15.
The adoption of this standard did
not
have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
November 2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows: Restricted Cash
(“ASU
2016
-
18”
), which requires entities to include restricted cash and restricted cash equivalent balances with cash and cash equivalent balances in the statement of cash flows.  On
January 1, 2018,
the Company adopted ASU
2016
-
18.
The adoption of ASU
2016
-
18
impacted the presentation of our Consolidated Statements of Cash Flows and resulted in additional disclosure in our Notes to Consolidated Financial Statements for the restricted cash related to the proceeds from the Company’s loan and security agreement deposited into a project fund account that have not
yet been utilized to fund the additional renovation and expansion of The Grand Resort and Avalon Field Club at New Castle (See Note
4
).

In
January 2017,
the FASB issued ASU
2017
-
01,
Business Combinations
(Topic
805
)
: Clarifying the Definition of a Business
(“ASU
2017
-
01”
). The purpose of ASU
2017
-
01
is to change the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The Company adopted ASU
2017
-
01
on
January 1, 2018.
The acquisition of the Boardman Tennis Center property, acquired in
March 2018,
and the acquisition of the New Castle Country Club property, acquired in
May 2019,
was accounted for in accordance with ASU
2017
-
01
(See Note
18
).

In
March 2018,
the FASB issued ASU
2018
-
05,
Income Taxes (Topic
740
):
Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin
No.
118
("ASU
2018
-
05"
). ASU
2018
-
05
adds the SEC guidance released on
December 22, 2017
regarding the Tax Cuts and Jobs Act (the “Tax Act”) to the FASB Accounting Standards Codification. ASU
2018
-
05
provides additional guidance allowing companies to use a
one
year measurement period to account for the impacts of the Tax Act in their financial statements. The Company adopted ASU
2018
-
05
in
March 2018.
The Company has accounted for the impacts of the Tax Act, including the use of reasonable estimates where necessary.

Accounting Standards
Not
Yet Adopted

In
June 2016,
the FASB issued ASU
2016
-
13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016
-
13”
), which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. ASU
2016
-
13
is effective
January 1, 2020,
with early adoption permitted
January 1, 2019.
The adoption of this standard is
not
expected to have a material impact on Avalon’s financial position, results of operations or financial statement disclosures.